JPMorgan Small Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.0%
Aerospace & Defense — 1.0%
Woodward, Inc.	401	49,777
Automobile Components — 1.0%
LCI Industries	430	50,494
Banks — 7.3%
BankUnited, Inc.	1,601	36,344
Commerce Bancshares, Inc.	984	47,192
Cullen/Frost Bankers, Inc. (a)	548	50,010
First Financial Bancorp	2,397	46,990
First Hawaiian, Inc.	2,367	42,718
First Interstate BancSystem, Inc., Class A	1,792	44,695
ServisFirst Bancshares, Inc.	924	48,180
Wintrust Financial Corp.	830	62,688
		378,817
Beverages — 1.1%
Primo Water Corp.	4,266	58,876
Broadline Retail — 0.5%
Savers Value Village, Inc. * (a)	1,375	25,675
Building Products — 3.8%
AZEK Co., Inc. (The) *	1,814	53,949
Hayward Holdings, Inc. *	4,377	61,718
Simpson Manufacturing Co., Inc.	526	78,707
		194,374
Capital Markets — 4.9%
AssetMark Financial Holdings, Inc. *	1,740	43,638
Evercore, Inc., Class A	481	66,261
Moelis & Co., Class A (a)	812	36,629
Morningstar, Inc.	191	44,836
StepStone Group, Inc., Class A	2,046	64,617
		255,981
Chemicals — 3.0%
Axalta Coating Systems Ltd. *	1,649	44,354
Balchem Corp.	182	22,567
Perimeter Solutions SA * (a)	4,829	21,924
Quaker Chemical Corp. (a)	406	65,002
		153,847
Commercial Services & Supplies — 7.4%
Brady Corp., Class A	422	23,174
Casella Waste Systems, Inc., Class A *	985	75,166
Driven Brands Holdings, Inc. *	2,718	34,225
MSA Safety, Inc.	564	88,848
RB Global, Inc. (Canada)	795	49,686
Stericycle, Inc. *	1,416	63,310
UniFirst Corp.	313	51,043
		385,452

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — 1.8%
WillScot Mobile Mini Holdings Corp. *	2,200	91,510
Consumer Staples Distribution & Retail — 4.5%
BJ's Wholesale Club Holdings, Inc. * (a)	1,149	82,016
Casey's General Stores, Inc.	279	75,826
Performance Food Group Co. *	1,325	77,988
		235,830
Containers & Packaging — 1.7%
AptarGroup, Inc.	708	88,513
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc. * (a)	804	65,521
Electric Utilities — 1.1%
Portland General Electric Co.	1,446	58,539
Electrical Equipment — 1.2%
Generac Holdings, Inc. *	290	31,614
Shoals Technologies Group, Inc., Class A *	1,716	31,307
		62,921
Electronic Equipment, Instruments & Components — 3.8%
Badger Meter, Inc.	454	65,323
Fabrinet (Thailand) *	234	38,941
nLight, Inc. *	2,189	22,761
Novanta, Inc. *	503	72,212
		199,237
Financial Services — 1.7%
WEX, Inc. *	464	87,207
Food Products — 1.8%
Freshpet, Inc. * (a)	711	46,837
Utz Brands, Inc. (a)	3,363	45,172
		92,009
Ground Transportation — 2.2%
Knight-Swift Transportation Holdings, Inc.	1,078	54,039
Landstar System, Inc.	348	61,634
		115,673
Health Care Equipment & Supplies — 3.7%
Envista Holdings Corp. *	1,706	47,577
ICU Medical, Inc. *	419	49,815
Neogen Corp. *	2,217	41,099
QuidelOrtho Corp. *	695	50,774
		189,265
Health Care Providers & Services — 6.1%
Agiliti, Inc. * (a)	3,432	22,270
Chemed Corp.	149	77,484
Encompass Health Corp.	1,384	92,931

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
HealthEquity, Inc. *	1,115	81,463
Progyny, Inc. *	1,214	41,314
		315,462
Health Care Technology — 1.1%
Certara, Inc. *	2,247	32,674
Definitive Healthcare Corp. * (a)	3,048	24,350
		57,024
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	732	60,977
Hotels, Restaurants & Leisure — 2.8%
Monarch Casino & Resort, Inc.	513	31,890
Planet Fitness, Inc., Class A *	1,015	49,928
Wendy's Co. (The)	3,192	65,142
		146,960
Industrial REITs — 1.2%
EastGroup Properties, Inc.	360	60,000
Insurance — 2.5%
Kinsale Capital Group, Inc.	142	58,717
RLI Corp.	527	71,659
		130,376
Leisure Products — 2.3%
Acushnet Holdings Corp. (a)	999	52,996
Brunswick Corp.	845	66,750
		119,746
Life Sciences Tools & Services — 0.6%
Azenta, Inc. *	628	31,514
Machinery — 5.8%
Douglas Dynamics, Inc.	1,014	30,597
Gates Industrial Corp. plc *	741	8,599
Hillman Solutions Corp. *	6,177	50,959
Lincoln Electric Holdings, Inc.	393	71,439
RBC Bearings, Inc. * (a)	379	88,662
Toro Co. (The)	614	51,063
		301,319
Multi-Utilities — 1.0%
Northwestern Energy Group, Inc.	1,069	51,384
Oil, Gas & Consumable Fuels — 0.9%
DT Midstream, Inc.	909	48,119
Professional Services — 3.0%
First Advantage Corp.	3,985	54,961

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
Paycor HCM, Inc. * (a)	2,397	54,714
Verra Mobility Corp. *	2,502	46,781
		156,456
Real Estate Management & Development — 0.7%
Cushman & Wakefield plc *	4,846	36,927
Retail REITs — 1.1%
NNN REIT, Inc.	1,595	56,355
Semiconductors & Semiconductor Equipment — 4.0%
Allegro MicroSystems, Inc. (Japan) *	922	29,462
MACOM Technology Solutions Holdings, Inc. *	1,205	98,266
Power Integrations, Inc.	1,022	77,980
		205,708
Software — 4.9%
Clearwater Analytics Holdings, Inc., Class A * (a)	3,317	64,147
Envestnet, Inc. *	815	35,901
Guidewire Software, Inc. *	548	49,327
nCino, Inc. * (a)	1,253	39,838
Qualys, Inc. *	124	18,974
Workiva, Inc. *	467	47,287
		255,474
Specialized REITs — 1.1%
CubeSmart	1,532	58,422
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	435	67,283
Core & Main, Inc., Class A * (a)	1,125	32,438
		99,721
Total Common Stocks (Cost $3,974,787)		5,031,462
Short-Term Investments — 6.8%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $159,038)	159,008	159,056
Investment of Cash Collateral from Securities Loaned — 3.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	173,348	173,383

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	20,708	20,708
Total Investment of Cash Collateral from Securities Loaned (Cost $194,091)		194,091
Total Short-Term Investments (Cost $353,129)		353,147
Total Investments — 103.8% (Cost $4,327,916)		5,384,609
Liabilities in Excess of Other Assets — (3.8)%		(199,458)
NET ASSETS — 100.0%		5,185,151

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $188,983.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,384,609	$—	$—	$5,384,609

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$162,027	$381,244	$384,236	$20	$1	$159,056	159,008	$2,139	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	247,060	294,798	368,500	21	4	173,383	173,348	2,624	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	61,967	192,117	233,376	—	—	20,708	20,708	380	—
Total	$471,054	$868,159	$986,112	$41	$5	$353,147		$5,143	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.